Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Total	$ 18,415	$ 17,419
Less: Accumulated depreciation	(7,749)	(7,217)
Property, Plant and Equipment, Net	10,666	10,202
Building
Property, Plant and Equipment [Line Items]
Total	6,117	6,051
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	10,410	9,523
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	711	681
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 1,177	$ 1,164